Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Operating activities
Net loss for the period	$ (3,169,141)	$ (4,369,934)
Adjustments for:
Amortization of intangible assets	8,193	8,223
Amortization of right-of-use asset	28,338	29,965
Interest on lease liability	3,204	3,924
Exchange rate differences	(1,205)	2,288
Issuance costs allocated to derivative warrant liabilities		115,046
Depreciation of property and equipment		1,372
Changes in fair value of derivative warrant liabilities	(1,319,081)	83,080
Share-based compensation	690,250	701,374
Changes in fair value of short-term investments	292,390	7,612
Tax expenses	68,251	39,759
Changes in working capital:
Decrease in other receivables	15,323	54,820
Increase in prepaid expenses	(70,527)	(83,380)
Increase (decrease) in accounts payable and accrued liabilities	47,756	(382,275)
Increase (decrease) in amounts due to / from related parties	(42,422)	6,612
Net cash used in operating activities	(3,448,671)	(3,781,514)
Investing activities
Proceeds from sale of short-term investment (Note 3)	195,914	78,500
Acquisition of short-term investment (Note 3)	(200,000)
Changes in restricted cash	(13,498)	33,803
Net cash provided by (used in) investing activities	(17,584)	112,303
Financing activities
Proceeds from issuance of common shares and warrants, net of issuance costs		1,824,773
Proceeds received from issuance of shares		103,387
Proceeds received from exercise of warrants (Note 6c (ii))	415,086	4,035,568
Repayment of lease liabilities	(31,384)	(32,555)
Net cash provided by financing activities	383,702	5,931,173
Effect of foreign exchange rate changes on cash and cash equivalents	4,078	(10,053)
Net increase (decrease) in cash and cash equivalents	(3,078,475)	2,251,909
Cash and cash equivalents at beginning of period	6,573,813	5,427,739
Cash and cash equivalents at end of period	3,495,338	7,679,648
Supplementary disclosure of cash flow information:
Cash received as interest	108,536	210,090
Cash paid for taxes	213,727	269,007
Non-cash financing and investing activities
Right of use assets obtained in exchange for lease liabilities		181,779
Early termination of office lease		$ (88,562)